Convertible Preferred Stock Warrant - Convertible Preferred Stock Warrant and Convertible Preferred Stock Warrant Liability (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock Warrants [Line Items]
Fair Value of Warrant	$ 87	$ 138	$ 158
Series C Convertible Preferred Stock Warrant
Convertible Preferred Stock Warrants [Line Items]
Issuance Date	2013-12	2013-12
Expiration Date	The later of December 2023 or five years after an IPO	The later of December 2023 or five years after an IPO
Exercise Price per Share	$ 5.84	$ 5.84
Shares	128,231	128,231
Fair Value of Warrant	$ 87	$ 138	$ 158